First Trust Short Duration Managed Municipal ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
First Trust Short Duration Managed Municipal ETF | First Trust Short Duration Managed Municipal ETF
Prospectus [Line Items]
Annual Return [Percent]	2.40%	3.44%	(3.84%)	1.40%	3.47%	3.82%